PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .8%
Australia : 2 .2%
30,173  BHP Group Ltd. - Class
DI
$ 741,200
0 .4
18,901
BlueScope Steel Ltd.
277,447
0 .1
15,432  Fortescue Metals Group
Ltd.
153,530
0 .1
21,256  Northern Star Resources
Ltd.
289,054
0 .1
9,138
Rio Tinto Ltd.
664,525
0 .4
271,944
South32 Ltd. - Class DI
536,173
0 .3
442,978
Telstra Group Ltd.
1,365,379
0 .8
4,027,308
2 .2
Brazil : 0 .9%
172,637
TIM SA/Brazil
585,267
0 .3
11,183  Wheaton Precious Metals
Corp.
968,973
0 .6
1,554,240
0 .9
Canada : 4 .3%
8,493
Agnico Eagle Mines Ltd.
1,001,139
0 .6
30,614
(1)
Air Canada
428,308
0 .2
42,051
Barrick Mining Corp.
806,487
0 .5
2,323  Canadian Pacific Kansas
City Ltd.
189,737
0 .1
19,246  CCL Industries, Inc. -
Class B
1,122,350
0 .6
7,802
Enbridge, Inc.
363,110
0 .2
1,583
Franco-Nevada Corp.
266,654
0 .1
29,612
Keyera Corp.
902,590
0 .5
23,682
Kinross Gold Corp.
349,617
0 .2
6,735  Rogers Communications,
Inc. - Class B
180,798
0 .1
3,940
Stantec, Inc.
405,297
0 .2
3,715
TC Energy Corp.
188,247
0 .1
17,159  Teck Resources Ltd. -
Class B
635,921
0 .4
4,342
WSP Global, Inc.
889,725
0 .5
7,729,980
4 .3
Chile : 0 .4%
79,787
Lundin Mining Corp.
755,225
0 .4
China : 2 .9%
71,400
(2)
BOC Aviation Ltd.
576,600
0 .3
878,000  China Communications
Services Corp. Ltd. -
Class H
504,333
0 .3
120,000  China Merchants Port
Holdings Co. Ltd.
232,008
0 .1
174,400
(2)
China Tower Corp. Ltd. -
Class H
258,252
0 .2
201,700  China XD Electric Co.
Ltd. - Class A
174,184
0 .1
342,000  CMOC Group Ltd. - Class
H
272,613
0 .2
85,900  Dongfang Electric Corp.
Ltd. - Class A
189,908
0 .1
175,500  Goldwind Science &
Technology Co. Ltd. -
Class A
224,939
0 .1
93,300  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
171,880
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
294,000
Kunlun Energy Co. Ltd.
$ 293,696
0 .2
508,000
(1)
MMG Ltd.
187,053
0 .1
122,700  NARI Technology Co. Ltd.
- Class A
377,185
0 .2
440,500  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
228,914
0 .1
17,300  Sieyuan Electric Co. Ltd.
- Class A
173,091
0 .1
235,000  Yangzijiang Shipbuilding
Holdings Ltd.
385,004
0 .2
37,500  Yealink Network
Technology Corp. Ltd. -
Class A
175,288
0 .1
55,700  Yunnan Yuntianhua Co.
Ltd. - Class A
168,416
0 .1
247,300  Zhejiang Longsheng
Group Co. Ltd. - Class A
336,353
0 .2
48,100  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
203,686
0 .1
5,133,403
2 .9
Colombia : 0 .1%
50,990  Interconexion Electrica
SA ESP
237,585
0 .1
Finland : 0 .8%
3,908
Kone Oyj - Class B
243,846
0 .1
117,098
Nokia Oyj
609,411
0 .3
31,972
Wartsila Oyj Abp
641,035
0 .4
1,494,292
0 .8
France : 5 .1%
6,906
Aeroports de Paris
925,749
0 .5
1,183
Air Liquide SA
245,128
0 .2
8,010
Airbus SE
1,473,233
0 .8
2,258
Arkema SA
161,346
0 .1
3,698
Cie de Saint-Gobain
416,335
0 .2
8,096
Eiffage SA
1,113,568
0 .6
59,489
Engie SA
1,283,949
0 .7
18,988
Getlink SE
363,198
0 .2
71,808
Orange SA
1,071,762
0 .6
29,543
Rexel SA
829,820
0 .5
4,032
Safran SA
1,192,490
0 .7
9,076,578
5 .1
Germany : 4 .5%
14,094
Daimler Truck Holding AG
612,149
0 .4
5,499
Deutsche Post AG, Reg
246,755
0 .1
42,026  Deutsche Telekom AG,
Reg
1,591,456
0 .9
24,800
Evonik Industries AG
537,477
0 .3
154
Rheinmetall AG
330,063
0 .2
19,372
RWE AG
729,396
0 .4
12,063
Siemens AG, Reg
2,901,426
1 .6
3,660
(1)
Siemens Energy AG
357,675
0 .2
6,196
Symrise AG
740,844
0 .4
8,047,241
4 .5
Greece : 0 .3%
41,126
Public Power Corp. SA
626,622
0 .3

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong : 0 .7%
9,800  Jardine Matheson
Holdings Ltd.
$ 437,144
0 .2
26,000  Power Assets Holdings
Ltd.
164,414
0 .1
73,000  Swire Pacific Ltd. - Class
A
621,847
0 .4
1,223,405
0 .7
India : 2 .6%
2,663
ABB India Ltd.
186,028
0 .1
8,645
APL Apollo Tubes Ltd.
183,111
0 .1
209,417
Bharat Electronics Ltd.
943,219
0 .5
20,155
Havells India Ltd.
359,845
0 .2
23,739
Hindalco Industries Ltd.
176,127
0 .1
6,957  Hindustan Aeronautics
Ltd.
404,910
0 .2
13,472
Larsen & Toubro Ltd.
579,119
0 .3
318,138
NMDC Ltd.
265,357
0 .2
3,921
PI Industries Ltd.
175,296
0 .1
5,492
Pidilite Industries Ltd.
199,555
0 .1
135,817  Power Grid Corp. of India
Ltd.
460,565
0 .3
206,851
Tata Steel Ltd.
390,422
0 .2
73,375
Vedanta Ltd.
374,274
0 .2
4,697,828
2 .6
Israel : 0 .1%
427
Elbit Systems Ltd.
171,581
0 .1
Italy : 0 .6%
58,348
Enel SpA
536,334
0 .3
1,179,176
(1)
Telecom Italia SpA/Milano
504,444
0 .3
1,040,778
0 .6
Japan : 7 .4%
5,300
AGC, Inc.
157,211
0 .1
95,700
Asahi Kasei Corp.
672,476
0 .4
57,700  Central Japan Railway
Co.
1,260,498
0 .7
52,600  Chubu Electric Power
Co., Inc.
644,305
0 .4
23,400
FANUC Corp.
624,529
0 .3
45,500
Hitachi Ltd.
1,267,645
0 .7
4,100
Keyence Corp.
1,716,138
1 .0
16,900
Komatsu Ltd.
513,611
0 .3
5,800
Makita Corp.
177,696
0 .1
109,600  Mitsubishi Chemical
Group Corp.
583,404
0 .3
11,000
Mitsubishi Corp.
222,513
0 .1
40,800
Mitsubishi Electric Corp.
814,246
0 .5
23,800  Mitsubishi Heavy
Industries Ltd.
548,028
0 .3
11,100
Nippon Steel Corp.
223,279
0 .1
45,100
Nitto Denko Corp.
820,381
0 .5
22,000
Osaka Gas Co. Ltd.
560,129
0 .3
24,500  Shin-Etsu Chemical Co.
Ltd.
782,289
0 .4
3,400
SoftBank Group Corp.
177,611
0 .1
44,400
Sumitomo Corp.
1,130,716
0 .6
26,400
Tokyo Metro Co. Ltd.
333,472
0 .2
13,230,177
7 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia : 0 .4%
344,000
Axiata Group Bhd
$ 165,621
0 .1
621,800
Sime Darby Bhd
248,148
0 .1
86,700
Tenaga Nasional Bhd
285,228
0 .2
698,997
0 .4
Mexico : 0 .2%
8,735  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
280,330
0 .2
Netherlands : 0 .7%
263,097
Koninklijke KPN NV
1,236,939
0 .7
Norway : 0 .1%
31,944
Norsk Hydro ASA
175,119
0 .1
Qatar : 0 .3%
56,924
Ooredoo QPSC
193,407
0 .1
99,823  Qatar Electricity & Water
Co. QSC
434,275
0 .2
627,682
0 .3
Russia : — %
267,141
(3)
Alrosa PJSC
—
—
4,101,092
(3)
Inter RAO UES PJSC
—
—
124,960
(3)
Mobile TeleSystems
PJSC
—
—
—
—
Saudi Arabia : 0 .1%
39,843  Saudi Industrial
Investment Group
175,544
0 .1
Singapore : 0 .5%
77,464
(1)
Grab Holdings Ltd. -
Class A
377,249
0 .2
113,700
Sembcorp Industries Ltd.
582,234
0 .3
959,483
0 .5
South Africa : 0 .4%
16,062
Gold Fields Ltd.
367,072
0 .2
14,056  Harmony Gold Mining
Co. Ltd.
202,997
0 .1
51,092
(1)
Sasol Ltd.
230,569
0 .1
800,638
0 .4
South Korea : 1 .6%
736  HD Hyundai Electric Co.
Ltd.
201,514
0 .1
590  HD Hyundai Heavy
Industries Co. Ltd.
172,758
0 .1
2,222  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
507,784
0 .3
24,562  Korea Electric Power
Corp.
537,177
0 .3
1,521
LG Chem Ltd.
217,032
0 .1
8,743
LG Corp.
449,123
0 .2
51,363
LG Uplus Corp.
475,814
0 .3
2,845
SK, Inc.
336,878
0 .2
2,898,080
1 .6
Spain : 1 .2%
12,457  ACS Actividades de
Construccion y Servicios
SA
818,251
0 .5

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
3,638
(2)
Aena SME SA
$ 978,748
0 .5
4,770
(2)
Cellnex Telecom SA
182,883
0 .1
9,272
Iberdrola SA
169,953
0 .1
2,149,835
1 .2
Sweden : 2 .4%
31,813
Atlas Copco AB - Class A
511,007
0 .3
9,072
Saab AB - Class B
458,457
0 .2
13,529
Sandvik AB
295,306
0 .2
15,621
Skanska AB - Class B
371,629
0 .2
46,732
SKF AB - Class B
1,027,933
0 .6
79,422  Telefonaktiebolaget LM
Ericsson - Class B
676,085
0 .4
33,339
Volvo AB - Class B
923,779
0 .5
4,264,196
2 .4
Switzerland : 2 .3%
31,741
ABB Ltd., Reg
1,798,054
1 .0
1,530
BKW AG
322,857
0 .2
7,287
DSM-Firmenich AG
811,180
0 .4
63
Givaudan SA, Reg
316,833
0 .2
14,165
SIG Group AG
289,634
0 .2
2,069
Sika AG, Reg
555,262
0 .3
4,093,820
2 .3
Taiwan : 1 .3%
388,000
AUO Corp.
164,848
0 .1
50,000
Delta Electronics, Inc.
614,420
0 .4
12,000
Fortune Electric Co. Ltd.
180,013
0 .1
189,000  Hon Hai Precision
Industry Co. Ltd.
962,509
0 .5
5,000  Voltronic Power
Technology Corp.
222,816
0 .1
62,000  Zhen Ding Technology
Holding Ltd.
210,416
0 .1
2,355,022
1 .3
Turkey : 0 .1%
49,879  Aselsan Elektronik
Sanayi Ve Ticaret AS
164,953
0 .1
United Kingdom : 4 .5%
6,469
Anglogold Ashanti PLC
279,676
0 .2
54,310
BAE Systems PLC
1,392,497
0 .8
320,609
Centrica PLC
685,559
0 .4
132,500  CK Hutchison Holdings
Ltd.
740,902
0 .4
10,639
DCC PLC
665,107
0 .4
144,362  Rolls-Royce Holdings
PLC
1,679,933
0 .9
44,441
Smiths Group PLC
1,291,792
0 .7
17,503
SSE PLC
416,676
0 .2
896,600
Vodafone Group PLC
929,829
0 .5
8,081,971
4 .5
United States : 49 .8%
11,887
AECOM
1,305,787
0 .7
12,220
AMERCO
697,029
0 .4
7,090
Ameren Corp.
686,879
0 .4
8,824
AMETEK, Inc.
1,577,202
0 .9
16,205
(1)
Arista Networks, Inc.
1,404,001
0 .8
74,167
AT&T, Inc.
2,061,843
1 .2
7,324
Atmos Energy Corp.
1,132,876
0 .6
1,043
(1)
Axon Enterprise, Inc.
782,625
0 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
33,988
Baker Hughes Co.
$ 1,259,255
0 .7
4,720
(1)
Boeing Co.
978,550
0 .5
445
Carlisle Cos., Inc.
169,180
0 .1
3,042
Carrier Global Corp.
216,590
0 .1
2,690
Caterpillar, Inc.
936,201
0 .5
950
Cheniere Energy, Inc.
225,141
0 .1
59,038
Cisco Systems, Inc.
3,721,756
2 .1
1,989  Constellation Energy
Corp.
608,932
0 .3
2,743
Corteva, Inc.
194,204
0 .1
1,775
CRH PLC IE
160,203
0 .1
28,460
CSX Corp.
899,051
0 .5
722
Deere & Co.
365,520
0 .2
14,335
Delta Air Lines, Inc.
693,671
0 .4
5,365
Dominion Energy, Inc.
304,035
0 .2
1,107
Dover Corp.
196,769
0 .1
6,243
Duke Energy Corp.
734,926
0 .4
14,607
DuPont de Nemours, Inc.
975,748
0 .5
8,064
Eastman Chemical Co.
631,976
0 .4
5,094
Eaton Corp. PLC
1,631,099
0 .9
5,500
Ecolab, Inc.
1,460,910
0 .8
19,685
Edison International
1,095,470
0 .6
1,201
EMCOR Group, Inc.
566,704
0 .3
12,616
Emerson Electric Co.
1,506,098
0 .8
11,828
Entergy Corp.
985,036
0 .6
4,899
Essential Utilities, Inc.
188,758
0 .1
7,041
Evergy, Inc.
467,593
0 .3
8,386
Eversource Energy
543,497
0 .3
28,892
Exelon Corp.
1,266,047
0 .7
4,361
(1)
F5, Inc.
1,244,542
0 .7
3,475
FedEx Corp.
757,898
0 .4
19,846
Fortive Corp.
1,392,991
0 .8
26,250
Freeport-McMoRan, Inc.
1,010,100
0 .6
11,826
GE Aerospace
2,908,132
1 .6
2,874
GE Vernova, Inc.
1,359,345
0 .8
2,030
Graco, Inc.
171,860
0 .1
1,809
HEICO Corp.
542,049
0 .3
3,489
Holcim AG
386,617
0 .2
5,179  Honeywell International,
Inc.
1,173,924
0 .7
3,518
Howmet Aerospace, Inc.
597,673
0 .3
636
Hubbell, Inc.
247,773
0 .1
15,388
Ingersoll Rand, Inc.
1,256,276
0 .7
3,867
International Paper Co.
184,881
0 .1
14,397  Johnson Controls
International PLC
1,459,424
0 .8
5,656
(1)
Keysight Technologies,
Inc.
888,218
0 .5
30,429
Kinder Morgan, Inc.
853,229
0 .5
3,322
Linde PLC US
1,553,301
0 .9
922
Lockheed Martin Corp.
444,754
0 .2
613
Motorola Solutions, Inc.
254,628
0 .1
4,102
Newmont Corp.
216,257
0 .1
20,205
NextEra Energy, Inc.
1,427,281
0 .8
34,697
NiSource, Inc.
1,371,919
0 .8
3,190
Nordson Corp.
676,248
0 .4
3,217
NRG Energy, Inc.
501,530
0 .3
1,493
Nucor Corp.
163,274
0 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,719  Old Dominion Freight
Line, Inc.
$ 595,672
0 .3
14,663
ONEOK, Inc.
1,185,357
0 .7
2,219
Otis Worldwide Corp.
211,582
0 .1
5,928
Owens Corning
794,056
0 .4
2,605
Parker-Hannifin Corp.
1,731,544
1 .0
8,000
Pentair PLC
793,440
0 .4
82,094
PG&E Corp.
1,385,747
0 .8
5,217
PPG Industries, Inc.
578,044
0 .3
11,157  Raytheon Technologies
Corp.
1,522,707
0 .8
1,406
Rockwell Automation, Inc.
443,663
0 .2
10,642
RPM International, Inc.
1,211,485
0 .7
4,816
Schlumberger NV
159,169
0 .1
7,582
Schneider Electric SE
1,913,024
1 .1
1,867
Sherwin-Williams Co.
669,898
0 .4
12,077
Smurfit WestRock PLC
523,296
0 .3
2,145
Snap-on, Inc.
688,009
0 .4
1,856
Southern Co.
167,040
0 .1
2,849  Stanley Black & Decker,
Inc.
186,410
0 .1
2,921
Targa Resources Corp.
461,314
0 .3
11,884
Textron, Inc.
879,773
0 .5
7,730
T-Mobile US, Inc.
1,872,206
1 .0
1,987
Trane Technologies PLC
854,946
0 .5
211
TransDigm Group, Inc.
309,839
0 .2
10,445
(1)
Trimble, Inc.
744,415
0 .4
27,383
(1)
Uber Technologies, Inc.
2,304,553
1 .3
5,755
Union Pacific Corp.
1,275,653
0 .7
7,230
(1)
United Airlines Holdings,
Inc.
574,387
0 .3
3,024  United Parcel Service,
Inc. - Class B
294,961
0 .2
1,188
United Rentals, Inc.
841,555
0 .5
56,590  Verizon Communications,
Inc.
2,487,696
1 .4
7,592  Vertiv Holdings Co. -
Class A
819,405
0 .5
4,353
Vistra Corp.
698,961
0 .4
384
Watsco, Inc.
170,331
0 .1
1,575
WEC Energy Group, Inc.
169,218
0 .1
8,268  Westinghouse Air Brake
Technologies Corp.
1,672,782
0 .9
24,041
Williams Cos., Inc.
1,454,721
0 .8
384
WW Grainger, Inc.
417,623
0 .2
4,929
Xcel Energy, Inc.
345,523
0 .2
1,339
Xylem, Inc.
168,768
0 .1
89,254,059
49 .8
Total Common Stock
(Cost $139,791,545)
177,262,911
98 .8
EXCHANGE-TRADED FUNDS : 0 .2%
3,134
iShares MSCI ACWI ETF
387,519
0 .2
Total Exchange-Traded
Funds
(Cost $313,910)
387,519
0 .2
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 0 .5%
Brazil : 0 .5%
97,900  Centrais Eletricas
Brasileiras SA
$ 806,376
0 .5
Total Preferred Stock
(Cost $755,921)
806,376
0 .5
Total Long-Term
Investments
(Cost $140,861,376)
178,456,806
99 .5
SHORT-TERM INVESTMENTS : 0 .4%
Mutual Funds : 0 .4%
755,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $755,000) $ 755,000 0 .4
Total Short-Term
Investments
(Cost $755,000)
755,000
0 .4
Total Investments in
Securities
(Cost $141,616,376) $ 179,211,806 99 .9
Assets in Excess of
Other Liabilities 136,744 0 .1
Net Assets $ 179,348,550 100 .0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 49 .4%
Materials 16 .6
Utilities 13 .3
Communication Services 8 .6
Information Technology 7 .5
Energy 3 .9
Exchange-Traded Funds 0 .2
Short-Term Investments 0 .4
Assets in Excess of Other Liabilities 0 .1
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,027,308 $ — $ 4,027,308
Brazil 1,554,240 — — 1,554,240
Canada 7,729,980 — — 7,729,980
Chile 755,225 — — 755,225
China 232,008 4,901,395 — 5,133,403
Colombia 237,585 — — 237,585
Finland — 1,494,292 — 1,494,292
France — 9,076,578 — 9,076,578
Germany — 8,047,241 — 8,047,241
Greece — 626,622 — 626,622
Hong Kong — 1,223,405 — 1,223,405
India — 4,697,828 — 4,697,828
Israel — 171,581 — 171,581
Italy — 1,040,778 — 1,040,778
Japan — 13,230,177 — 13,230,177
Malaysia — 698,997 — 698,997
Mexico 280,330 — — 280,330
Netherlands — 1,236,939 — 1,236,939
Norway — 175,119 — 175,119
Qatar 434,275 193,407 — 627,682
Russia — — — —
Saudi Arabia — 175,544 — 175,544
Singapore 377,249 582,234 — 959,483
South Africa — 800,638 — 800,638
South Korea — 2,898,080 — 2,898,080
Spain — 2,149,835 — 2,149,835
Sweden — 4,264,196 — 4,264,196
Switzerland — 4,093,820 — 4,093,820
Taiwan — 2,355,022 — 2,355,022
Turkey — 164,953 — 164,953
United Kingdom — 8,081,971 — 8,081,971
United States 86,794,215 2,459,844 — 89,254,059
Total Common Stock 98,395,107 78,867,804 — 177,262,911
Exchange-Traded Funds 387,519 — — 387,519
Preferred Stock 806,376 — — 806,376
Short-Term Investments 755,000 — — 755,000
Total Investments, at fair value $ 100,344,002 $ 78,867,804 $ — $ 179,211,806
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (866,108) $ — $ (866,108)
Total Liabilities $ — $ (866,108) $ — $ (866,108)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At May 31, 2025, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Industrial Select Sector
SPDR Fund
UBS AG Call 07/02/25 USD 144.870 149,933 USD 21,413,431 $ 261,513 $ (284,321)
iShares MSCI EAFE
ETF
Citibank N.A. Call 06/18/25 USD 87.040 248,162 USD 22,039,267 201,408 (357,180)
iShares MSCI
Emerging Markets ETF
UBS AG Call 06/18/25 USD 46.290 138,259 USD 6,293,550 106,308 (26,537)
Materials Select Sector
SPDR Fund
Citibank N.A. Call 07/02/25 USD 87.190 142,477 USD 12,301,464 189,423 (198,070)
$ 758,652 $ (866,108)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,090,604
Gross Unrealized Depreciation (4,495,174)
Net Unrealized Appreciation $ 37,595,430